Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Accounts Receivable [Member]	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Line Items]
Total	$ 29,853,899	$ 3,835,635	$ 24,228,358
Allowance for expected credit losses	(597,128)	(76,719)	(491,148)
Accounts receivable, net	29,256,771	3,758,916	23,737,210
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross	29,853,899	3,835,635	23,658,209
Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross			$ 570,149